Acquisitions (Details) $ in Thousands, € in Millions, £ in Millions										3 Months Ended		6 Months Ended
	Jun. 18, 2025 USD ($)	Mar. 24, 2025 USD ($)	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jan. 31, 2025 USD ($)	Apr. 19, 2024 EUR (€)
Acquisition
Contingent consideration										$ 7,387		$ 7,387		$ 8,674
Acquisition-related costs										959	$ 1,311	4,444	$ 3,389
Fiscal 2026 Acquisitions
Acquisition
Acquisition purchase price, net of cash acquired												114,604
Consideration payable												5
Acquisition-related costs										100		3,100
Amount of revenue recognized										6,500		8,900
Amount of net income recognized										$ 400		1,100
3GTMS
Acquisition
Acquisition purchase price, net of cash acquired		$ 112,700										112,714
Consideration payable												5
Gross contractual amount of trade receivables acquired		3,400
Fair value of acquired trade receivables		2,800
Estimate of contractual cash flows not expected to be collected		$ 600
PackageRoute
Acquisition
Acquisition purchase price, net of cash acquired	$ 1,900											$ 1,890
OCR
Acquisition
Acquisition purchase price, net of cash acquired									$ 82,800
Gross contractual amount of trade receivables acquired									4,700
Fair value of acquired trade receivables									3,900
Estimate of contractual cash flows not expected to be collected									$ 800
ASD
Acquisition
Acquisition purchase price, net of cash acquired							$ 62,500	€ 58.7
Contingent consideration paid out of investing activities							3,600
Gross contractual amount of trade receivables acquired							$ 1,100
Fair value of acquired trade receivables | €															€ 1.1
BoxTop
Acquisition
Acquisition purchase price, net of cash acquired					$ 12,100	£ 9.5
MCP
Acquisition
Acquisition purchase price, net of cash acquired				$ 22,500
Maximum potential performance-based contingent consideration				$ 6,000
Period for revenue performance targets				2 years
Contingent consideration				$ 1,700
Sellercloud
Acquisition
Acquisition purchase price, net of cash acquired			$ 110,200
Maximum potential performance-based contingent consideration			$ 20,000
Period for revenue performance targets			2 years
Contingent consideration			$ 5,400
Gross contractual amount of trade receivables acquired			1,000
Fair value of acquired trade receivables			$ 1,000